EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Option Indexed to Issuers Equity [Line Items]
• Balance - beginning of year	$ 76,260	$ 76,260	$ 76,260
• Addition to statutory reserves	0	0	0
• Deduction to statutory reserves	(76,260)	0	0
• Balance - end of year	$ 0	$ 76,260	$ 76,260